Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital stock	Legal reserve	Investment reserve	Additional dividend proposed	Retained earnings	Other comprehensive loss	Total
Beginning balance at Dec. 31, 2014	R$ 10,000,000	R$ 758,141	R$ 2,914,008	R$ 22,002	R$ 0	R$ (389,748)	R$ 13,304,403
Net income for the year					536,279		536,279
Actuarial gains (losses)						36,366	36,366
Total comprehensive income for the year					536,279	36,366	572,645
Legal reserve		26,814			(26,814)		0
Interest on capital (R$0.1863 per share)					(127,366)		(127,366)
2014 additional proposed dividends, approved (R$0.0554 per share)				(22,002)			(22,002)
Additional proposed dividends				22,527	(22,527)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(11,074)			(11,074)
Transfer to investments reserve			359,572		(359,572)		0
Ending balance at Dec. 31, 2015	10,000,000	784,955	3,273,580	11,453	0	(353,382)	13,716,606
Net income for the year					2,947,098		2,947,098
Actuarial gains (losses)						(472,266)	(472,266)
Total comprehensive income for the year					2,947,098	(472,266)	2,474,832
Legal reserve		147,355			(147,355)		0
Interest on capital (R$1.0240 per share)					(699,936)		(699,936)
2015 additional proposed dividends, approved (R$0.0330 per share)				(11,453)			(11,453)
Additional proposed dividends				123,557	(123,557)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(60,838)			(60,838)
Transfer to investments reserve			1,976,250		(1,976,250)		0
Ending balance at Dec. 31, 2016	10,000,000	932,310	5,249,830	62,719	0	(825,648)	15,419,211
Net income for the year					2,519,310		2,519,310
Actuarial gains (losses)						287,547	287,547
Total comprehensive income for the year					2,519,310	287,547	2,806,857
Legal reserve		125,965			(125,965)		0
Interest on capital (R$0.87539 per share)					(598,336)		(598,336)
2016 additional proposed dividends, approved (R$0.09176 per share)				(62,719)			(62,719)
Additional proposed dividends				105,543	(105,543)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(52,004)			(52,004)
Transfer to investments reserve			1,689,466		(1,689,466)		0
Ending balance at Dec. 31, 2017	R$ 10,000,000	R$ 1,058,275	R$ 6,939,296	R$ 53,539	R$ 0	R$ (538,101)	R$ 17,513,009